Deferred Policy Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at the beginning of the period	$ 248.5	$ 294.3
Acquisition costs deferred	455.3	325.8
Amortization of deferred policy acquisition costs	(412.7)	(371.6)	$ (400.5)
Balance at the end of the period	$ 291.1	$ 248.5	$ 294.3